OTHER LIABILITIES - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Deferred income	€ 424,589	€ 335,524
Maintenance and power warranty programs
Disaggregation of Revenue [Line Items]
Deferred income	340,779	€ 300,599
Maintenance and power warranty programs | 2026
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	96,000
Maintenance and power warranty programs | 2026
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	77,000
Maintenance and power warranty programs | 2027
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	56,000
Maintenance and power warranty programs | Later than four years
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	€ 112,000